Non-Current Assets Classified as Held for Sale - Summary of Accumulated Other Comprehensive Loss Amounts in Equity Reserves (Detail) - CLP ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
NON-CURRENT ASSETS CLASSIFIED AS HELD FOR SALE
Other miscellaneous reserves	$ (27,094,479)	$ (31,421,964)	$ (35,068,098)
Total	$ (226,577,889)	$ (177,763,273)	$ (74,789,241)	$ (136,755,547)